COMMITMENTS	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS [Text Block]

17. COMMITMENTS

The Company and its subsidiaries are committed under lease agreements with third parties and related parties, for land, office space, and equipment in Nevada. A summary of the Company's future minimum payments as at March 31, 2024 is as follows:

Year ending March 31,	Third parties	Related parties	Total
	$	$	$
2025	498,281	635,683	1,133,964
2026	614,225	785,313	1,399,538
2027	631,286	808,872	1,440,158
2028	648,858	833,138	1,481,996
Thereafter	3,561,899	4,473,246	8,035,145
	5,954,549	7,536,252	13,490,801

17. COMMITMENTS

The Company and its subsidiaries are committed under lease agreements with third parties and related parties, for land, office space, and equipment in Nevada. A summary of the Company's future minimum payments as at January 31, 2024 is as follows:

Year ending January 31,	Third parties	Related parties	Total
	$	$	$
2025	597,662	762,439	1,360,101
2026	614,225	785,313	1,399,538
2027	631,286	808,872	1,440,158
2028	648,858	833,138	1,481,996
Thereafter	3,561,898	4,473,246	8,035,144
	6,053,929	7,663,008	13,716,937